Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Bdcri Loan

Notes payable consisted of the following:

(Dollars in thousands)	September 30, 2024	December 31, 2023

Promissory notes payable bearing interest of 6.0%. The notes have a 36-month term with maturity in April 2024. Accrued interest is paid in accordance with a monthly amortization schedule.	$486	$486
Amended and restated promissory notes payable bearing interest of 8.0%. The notes mature in March 2025. Accrued interest is paid in accordance with an amortization schedule.	7,669	7,556
Total notes payable	8,155	8,042
Less current portion	(8,155)	(486)
Long-term portion of notes payable	$-	$7,556

Notes payable consisted of the following as of December 31:

(Dollars in thousands)	2023	2022
Promissory notes payable bearing interest of 6.0%. The notes have a 36-month term with maturity in April 2024. Accrued interest is paid in accordance with a monthly amortization schedule.	$486	$7,749
Amended and restated promissory notes payable bearing interest of 8.0%. The notes mature in March 2025. Accrued interest is paid in accordance with an amortization schedule.	7,556	-
Total notes payable	8,042	7,749
Less current portion	(486)	-
Long-term portion of notes payable	$7,556	$7,749

Schedule of Maturities on Notes payable	Maturities on notes payable as of September 30, 2024 were as follows:
(Dollars in thousands)
2024		486
2025		7,669
2026		-
2027		-
2028		-
Thereafter		-
	$8,155
Maturities on notes payable as of December 31, 2023 were as follows:
(Dollars in thousands)
2024		$486
2025		7,556
2026		-
2027		-
2028		-
Thereafter		-
	$8,042

Beeline Financial Holdings Inc [Member]
Schedule of Bdcri Loan	The payment schedule for the BDCRI loan is as follows:
Year	Amount
2024	$100,000
2025	100,000
2026	100,000
Total	$300,000

Schedule of Convertible Notes	Convertible notes at December 31, were as follows:
	2023	2022
Convertible notes	$8,889,261	$745,238
Convertible notes - related party	8,986,493	3,601,000
Total	$17,875,754	$4,346,238